Income Taxes - Summary of Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 1,901,992	₩ 1,733,146
Deferred tax liabilities	(7,100,938)	(9,100,247)
Net Deferred tax assets(liabilities)	₩ (5,198,946)	₩ (7,367,101)	₩ (7,126,946)